Share based payments - Fair value assumptions options (Details)	9 Months Ended
Sep. 30, 2024 yr £ / shares
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (GBP per share)	£ 0.0005
Expected life | yr	5.9
Expected volatility	88.60%
Risk-free rate	3.67%
Expected dividend rate	0.00%
Fair value (GBP per share)	£ 3.77
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (GBP per share)	£ 0.0005
Expected life | yr	3.0
Expected volatility	87.60%
Risk-free rate	4.78%
Expected dividend rate	0.00%
Fair value (GBP per share)	£ 3.28